[LETTERHEAD OF DECHERT LLP]

April 29, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 144

Investment Company Act File No. 811-21977

Amendment No. 145

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio (formerly, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, and PowerShares Autonomic Balanced NFA Global Asset Portfolio, respectively), attached herewith for filing is the above-referenced Post-Effective Amendment No. 144 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made pursuant to Rule 485(a)(1) for the purposes of changing the name of three series of the Trust (the “funds”) and changing the underlying index and strategy of the funds.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss